Warrants - Schedule of Activity of Our Warrants (Details)	6 Months Ended
Jun. 30, 2025 shares
Incentive Warrants [Member]
Schedule of Activity of Our Warrants [Line Items]
Outstanding at December 31, 2024
Outstanding at June 30, 2025
Issuances	20,913,089
Assumption
Exercises	(20,453,945)
Redemption	(459,144)
Public Warrants [Member]
Schedule of Activity of Our Warrants [Line Items]
Outstanding at December 31, 2024
Outstanding at June 30, 2025	9,675,386
Issuances
Assumption	10,479,990
Exercises	(804,604)
Redemption
Private Warrants [Member]
Schedule of Activity of Our Warrants [Line Items]
Outstanding at December 31, 2024
Outstanding at June 30, 2025
Issuances
Assumption	6,792,000
Exercises	(6,792,000)
Redemption